Pension and Other Postretirement Plans Defined Benefit Plans Expected Benefit (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 336.3
2014	342.1
2015	363.8
2016	370.0
2017	374.8
2018-2022	1,933.7
OPEB Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	20.3
2014	20.2
2015	20.1
2016	19.8
2017	19.4
2018-2022	$ 89.4